Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2017
Partners' Capital Notes [Abstract]
Schedule of Capital Units [Table Text Block]

2017 Activity

Distribution Date	Common Units Issued to the Public	Discounted Average Price per Unit	Reinvested Distribution Amount (Millions)
November	521,143	$35.88	$19
August	378,631	38.24	14
May	311,279	39.69	12
February	395,395	39.76	16

Incentive Distribution Percentage By Specified Target Level [Table Text Block]
Incentive Distribution Rights
Prior to the previously described Financial Repositioning in January 2017, our general partner was entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

	Total Quarterly Distribution per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3375	98%	2%
First Target Distribution	Up to $0.388125	98	2
Second Target Distribution	Above $0.388125 up to $0.421875	85	15
Third Target Distribution	Above $0.421875 up to $0.50625	75	25
Thereafter	Above $0.50625	50	50